Share-based compensation - Restricted stocks unit (Details)									12 Months Ended
	Mar. 03, 2022 shares	Nov. 10, 2021 shares	Oct. 31, 2020 shares	Apr. 30, 2020 shares	Jan. 21, 2020 shares	Nov. 20, 2019 shares	Aug. 13, 2019 shares	Apr. 15, 2019 shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term									10 years	10 years
Stock options cancelled (in shares)									2,846,600	2,846,600
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term									3 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term									4 years	4 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									810,000	810,000
Expiration term								0 years	10 years	10 years
Share-based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost									¥ 360,592	$ 52,281
Number of Restricted Shares
Outstanding opening balance (in shares)									32,415,615	32,415,615
Granted (in shares)									810,000	810,000
Vested (in shares)									9,620,748	9,620,748
Forfeited (in shares)									1,698,414	1,698,414
Outstanding ending balance (in shares)									21,906,453	21,906,453
Weighted-Average Grant-Date Fair Value
Outstanding opening balance (in dollars per share) | ¥ / shares									¥ 5.18
Granted (in dollars per share) | ¥ / shares									3.17
Vested (in dollars per share) | ¥ / shares									5.49
Forfeited (in dollars per share) | ¥ / shares									5.25
Outstanding ending balance (in dollars per share) | ¥ / shares									¥ 4.96
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term								2 years	3 years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term								3 years	4 years	4 years
Restricted stock units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	810,000							150,000
Number of Restricted Shares
Granted (in shares)	810,000							150,000
Restricted stock units | Certain employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			550,000	673,300	4,600,000	1,789,400
Number of Restricted Shares
Granted (in shares)			550,000	673,300	4,600,000	1,789,400
Restricted stock units | Certain senior managements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						250,000	1,500,000
Stock options cancelled (in shares)						250,000	1,500,000
Number of Restricted Shares
Granted (in shares)						250,000	1,500,000
Restricted stock units | Certain senior managements and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested share options granted		26,657,998
Expiration term		10 years
Restricted stock units | Certain senior managements and employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		3 years
Restricted stock units | Certain senior managements and employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		4 years